Note 2 - Summary of significant accounting policies: Revenue recognition: Summary of the company's revenues by geographic locations are summarized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 12,810,249	$ 14,362,502	$ 16,334,400
China, Yuan Renminbi
Total revenues	5,929,986	5,333,982	5,812,884
Singapore, Dollars
Total revenues	$ 6,880,263	$ 9,028,520	$ 10,521,516